Transamerica Managed Risk – Conservative ETF VP

SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.3%
International Equity Funds - 6.8%
DeltaShares® S&P EM 100 & Managed Risk ETF (A)	37,000	$ 1,990,748
DeltaShares® S&P International Managed Risk ETF (A)	167,067	8,659,918
Vanguard FTSE Developed Markets ETF	544,392	27,486,352
Vanguard FTSE Emerging Markets ETF (B)	129,981	6,500,350

		44,637,368

U.S. Equity Funds - 18.4%
DeltaShares® S&P 400 Managed Risk ETF (A)	84,966	4,867,413
DeltaShares® S&P 500 Managed Risk ETF (A)	284,945	20,747,843
DeltaShares® S&P 600 Managed Risk ETF (A)	29,007	1,629,613
iShares Core S&P Total U.S. Stock Market ETF	290,665	28,595,623
Schwab U.S. Broad Market ETF	126,107	13,097,473
Vanguard Total Stock Market ETF	236,000	52,406,160

		121,344,125

U.S. Fixed Income Funds - 74.1%
iShares Core U.S. Aggregate Bond ETF	1,493,378	171,484,596
Schwab U.S. Aggregate Bond ETF (B)	3,381,305	183,469,609
Vanguard Total Bond Market ETF	1,563,122	133,568,775

		488,522,980

Total Exchange-Traded Funds (Cost $598,075,939)		654,504,473

	Shares	Value
OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (C)	7,095,170	$ 7,095,170

Total Other Investment Company (Cost $7,095,170)		7,095,170

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 0.00% (C), dated 09/30/2021, to be repurchased at $4,565,428 on 10/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 01/15/2022, and with a value of $4,656,815.	$ 4,565,428	4,565,428

Total Repurchase Agreement (Cost $4,565,428)		4,565,428

Total Investments (Cost $609,736,537)		666,165,071
Net Other Assets (Liabilities) - (1.1)%		(7,545,249)

Net Assets - 100.0%		$ 658,619,822

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$654,504,473	$—	$—	$654,504,473
Other Investment Company	7,095,170	—	—	7,095,170
Repurchase Agreement	—	4,565,428	—	4,565,428

Total Investments	$661,599,643	$4,565,428	$—	$666,165,071

Transamerica Series Trust	Page 1

Transamerica Managed Risk – Conservative ETF VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in DeltaShares® Exchange-Traded Funds. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2021	Shares as of September 30, 2021	Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 400 Managed Risk ETF	$4,494,506	$—	$—	$—	$372,907	$4,867,413	84,966	$34,922	$—
DeltaShares® S&P 500 Managed Risk ETF	18,244,515	—	—	—	2,503,328	20,747,843	284,945	153,482	—
DeltaShares® S&P 600 Managed Risk ETF	1,504,567	—	—	—	125,046	1,629,613	29,007	6,394	—
DeltaShares® S&P EM 100 & Managed Risk ETF	2,152,442	—	—	—	(161,694)	1,990,748	37,000	25,201	—
DeltaShares® S&P International Managed Risk ETF	8,177,930	—	—	—	481,988	8,659,918	167,067	192,576	—

Total	$34,573,960	$—	$—	$—	$3,321,575	$37,895,535	602,985	$412,575	$—

(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $12,730,247, collateralized by cash collateral of $7,095,170 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $5,938,500. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2021.
(D)	There were no transfers in or out of Level 3 during the period ended September 30, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

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Transamerica Managed Risk – Conservative ETF VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

Transamerica Managed Risk – Conservative ETF VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 3